Non-financial Assets and Liabilities - Schedule of Right-of-Use Assets (Details) $ in Thousands	12 Months Ended
Jun. 30, 2020 USD ($)
Disclosure Of Right Of Use Assets Line Item
Depreciation charge	$ (1,508)
Right-of-use asset, Ending balance	7,978
Right-of-use Assets
Disclosure Of Right Of Use Assets Line Item
Additions	3,844
Reassessment	1,319
Exchange differences	51
Depreciation charge	(2,133)
Right-of-use asset, Ending balance	7,978
Right-of-use Assets | Recognized on adoption of IFRS 16
Disclosure Of Right Of Use Assets Line Item
Right-of-use asset, Beginning balance	4,897
Right-of-use Assets | Cost
Disclosure Of Right Of Use Assets Line Item
Right-of-use asset, Ending balance	10,111
Right-of-use Assets | Accumulated depreciation
Disclosure Of Right Of Use Assets Line Item
Right-of-use asset, Ending balance	(2,133)
Right-of-use Assets | Buildings
Disclosure Of Right Of Use Assets Line Item
Reassessment	321
Exchange differences	51
Depreciation charge	(1,509)
Right-of-use asset, Ending balance	3,760
Right-of-use Assets | Buildings | Recognized on adoption of IFRS 16
Disclosure Of Right Of Use Assets Line Item
Right-of-use asset, Beginning balance	4,897
Right-of-use Assets | Buildings | Cost
Disclosure Of Right Of Use Assets Line Item
Right-of-use asset, Ending balance	5,269
Right-of-use Assets | Buildings | Accumulated depreciation
Disclosure Of Right Of Use Assets Line Item
Right-of-use asset, Ending balance	(1,509)
Right-of-use Assets | Manufacturing
Disclosure Of Right Of Use Assets Line Item
Additions	3,844
Reassessment	998
Depreciation charge	(624)
Right-of-use asset, Ending balance	4,218
Right-of-use Assets | Manufacturing | Cost
Disclosure Of Right Of Use Assets Line Item
Right-of-use asset, Ending balance	4,842
Right-of-use Assets | Manufacturing | Accumulated depreciation
Disclosure Of Right Of Use Assets Line Item
Right-of-use asset, Ending balance	$ (624)